Oil and Gas Properties (Details) (USD $)			10 Months Ended
	Oct. 31, 2013	Dec. 31, 2012	Oct. 31, 2013 Namibia, Africa [Member] acre	Sep. 30, 2012 Namibia, Africa [Member]	Dec. 31, 2011 Namibia, Africa [Member]
Oil and natural gas properties [Abstract]
Unevaluated properties	$ 910,543	$ 361,747
Net oil and gas properties	910,543	361,747
Oil And Gas Properties [Line Items]
Ownership percentage (in hundredths)			51.00%	39.00%	90.00%
Cost responsibility percentage (in hundredths)			56.67%	43.33%	100.00%
Number of acres included in oil and gas property			5,300,000
Initial exploration period			Sep. 30, 2015
Minimum cost responsibilities during initial exploration period			4,505,000
First renewal exploration period			2 years
Percentage of relinquish exploration license area (in hundredths)			25.00%
Minimum cost responsibilities during the first renewal exploration period			17,350,000
Second renewal exploration period			25 years
Minimum cost responsibilities during the second renewal exploration period			$ 300,000